INCOME TAX CHARGE - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Income before tax	$ 921	$ 186	$ 8,616	$ 5,041
Effective tax expense	498	(269)	1,540	366
Disallowed expenses	420	205	457	482
Unrecognized deferred tax	(308)	193	(298)	(352)
Other	33	1	44	3
Income tax expense (benefit)	$ 643	$ 130	$ 1,743	$ 499